Long-Term Debt- Additional Information (Detail) - Term Loan Facility $ in Thousands		12 Months Ended
	Jul. 01, 2021 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021	Jul. 01, 2021 $ / shares
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts, Notional value	$ 275,000	$ 275,000
Financial liabilities, at fair value	$ 269,500
Payments of borrowings, principal		$ 2,750
Borrowings, periodic payment, percentage of amount outstanding			0.25%
Minimum leverage ratio, period one	800.00%
Minimum leverage ratio threshold, period two	375.00%
Annual dividend threshold limit	$ 15,000
Annual cash proceeds threshold	25,000
Borrowing terms, dividend threshold, increase in annual dividend amount (in CAD per share) | $ / shares				$ 0.32
Borrowing costs incurred	$ 1,957
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	0.75%
Bottom of range | Adjusted Eurodollar Rate
Disclosure of detailed information about financial instruments [line items]
Debt instrument basis variable interest rate spread	5.50%
Bottom of range | Fluctuating Base Rate
Disclosure of detailed information about financial instruments [line items]
Debt instrument basis variable interest rate spread	4.50%
Top of range | Adjusted Eurodollar Rate
Disclosure of detailed information about financial instruments [line items]
Debt instrument basis variable interest rate spread	6.00%
Top of range | Fluctuating Base Rate
Disclosure of detailed information about financial instruments [line items]
Debt instrument basis variable interest rate spread	5.00%